STATEMENTS OF OPERATIONS	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 1,125,460
Loss from operations	(1,125,460)
Other income:
Interest earned on marketable securities held in Trust Account	91,362
Net Loss	$ (1,034,098)
Class A ordinary shares
Other income:
Weighted average shares outstanding of redeemable ordinary shares | shares	23,000,000
Basic and diluted net income per share | $ / shares	$ 0.00
Class B ordinary shares
Other income:
Weighted average shares outstanding of redeemable ordinary shares | shares	5,530,233
Basic and diluted net income per share | $ / shares	$ (0.20)